UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2016

Item 1. Schedule of Investments.

Palmer Square Long/Short Credit Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2016 (Unaudited)

Principal Amount		Value

	BANK LOANS – 8.9%
$225,000	AssuredPartners, Inc. 10.000%, 10/20/2023[1,2]	$221,942
175,000	Diamond Resorts Corp. 5.500%, 5/9/2021[1,2]	175,220
168,750	Duff & Phelps Corp. 9.500%, 4/23/2021[1,2]	167,906
125,000	EIG Investors Corp. 0.000%, 11/9/2019[1,2]	121,250
200,000	EP Energy LLC 3.500%, 5/24/2018[1,2]	175,167
87,500	Fairmount Santrol, Inc. 4.500%, 3/15/2017[1]	85,750
49,366	Murray Energy Corp. 7.000%, 4/14/2017[1,2]	42,856
99,233	Pacific Drilling S.A. 4.500%, 6/3/2018[1,2,3]	27,413
115,000	Peabody Energy Corp. 4.250%, 9/24/2020[1,2,4]	59,297
240,000	Renaissance Learning, Inc. 8.000%, 4/11/2022[1,2]	234,300
134,663	Veritas US, Inc. 6.625%, 1/27/2023[1]	126,044
75,000	Walter Investment Management Corp. 4.750%, 12/18/2020[1,2]	62,297

	TOTAL BANK LOANS (Cost $1,499,216)	1,499,442

	BONDS – 70.4%
	ASSET-BACKED SECURITIES – 31.4%
375,000	Atrium CDO Corp. Series 8A, Class E, 6.715%, 10/23/2022[1,2,5]	371,026
	BlueMountain CLO Ltd.
250,000	Series 2011-1A, Class E, 6.376%, 8/16/2022[1,2,5]	251,530
250,000	Series 2013-1A, Class D, 5.226%, 5/15/2025[1,2,5]	230,477
1,000,000	Citibank Credit Card Issuance Trust Series 2014-A9, Class A9, 0.738%, 11/23/2018[1,2]	1,000,474
250,000	Dryden 37 Senior Loan Fund Series 2015-37A, Class F, 7.080%, 4/15/2027[1,2,5]	195,164
	Dryden XXII Senior Loan Fund
575,000	Series 2011-22A, Class SUB, 0.000%, 1/15/2022[2,5]	335,005
250,000	Series 2011-22A, Class D, 5.880%, 1/15/2022[1,2,5]	244,713
500,000	Gramercy Park CLO Ltd. Series 2012-1A, Class DR, 6.179%, 7/17/2023[1,2,5]	484,023
	Mountain View CLO Ltd.
250,000	Series 2014-1A, Class INC1, 0.000%, 10/15/2026[5]	46,837

Palmer Square Long/Short Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$500,000	Series 2015-9A, Class D, 6.030%, 7/15/2027[1,2,5]	$419,894
732,441	Nissan Auto Receivables 2013-A Owner Trust Series 2013-A, Class A4, 0.750%, 7/15/2019[2]	732,099
1,000,000	World Omni Auto Receivables Trust 2013-A Series 2013-A, Class A4, 0.870%, 7/15/2019[2]	999,263

	TOTAL ASSET-BACKED SECURITIES (Cost $5,375,065)	5,310,505

	CORPORATE – 33.1%
	BASIC MATERIALS – 5.1%
250,000	AK Steel Corp. 7.500%, 7/15/2023[2]	264,375
145,000	Kraton Polymers LLC / Kraton Polymers Capital Corp. 10.500%, 4/15/2023[2,5]	158,775
200,000	TPC Group, Inc. 8.750%, 12/15/2020[2,5,6]	160,000
250,000	United States Steel Corp. 8.375%, 7/1/2021[2,5,6]	273,437
		856,587
	COMMUNICATIONS – 4.5%
525,000	Blue Coat Holdings, Inc. 8.375%, 6/1/2023[2,5]	593,250
85,000	Frontier Communications Corp. 11.000%, 9/15/2025[2]	91,163
75,000	Intelsat Jackson Holdings S.A. 8.000%, 2/15/2024[2,3,5]	72,000
		756,413
	CONSUMER, CYCLICAL – 2.6%
200,000	Men's Wearhouse, Inc. 7.000%, 7/1/2022[2]	177,000
105,000	Scientific Games International, Inc. 10.000%, 12/1/2022[2]	93,844
170,000	TI Group Automotive Systems LLC 8.750%, 7/15/2023[2,5,6]	175,525
		446,369
	CONSUMER, NON-CYCLICAL – 5.9%
240,000	Acadia Healthcare Co., Inc. 6.500%, 3/1/2024[2]	248,549
150,000	Actavis Funding SCS 2.450%, 6/15/2019[3]	153,535
170,000	IASIS Healthcare LLC / IASIS Capital Corp. 8.375%, 5/15/2019[2]	164,050

Palmer Square Long/Short Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
$300,000	Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC 5.750%, 8/1/2022[2,3,5]	$294,750
145,000	Valeant Pharmaceuticals International 7.000%, 10/1/2020[2,5]	135,212
		996,096
	ENERGY – 5.2%
	Basic Energy Services, Inc.
40,000	7.750%, 2/15/2019[2]	14,200
35,000	7.750%, 10/15/2022[2]	12,425
170,000	Foresight Energy LLC / Foresight Energy Finance Corp. 7.875%, 8/15/2021[2,5,6]	120,700
375,000	Memorial Resource Development Corp. 5.875%, 7/1/2022[2]	376,016
350,000	Murray Energy Corp. 11.250%, 4/15/2021[2,5,6]	85,750
120,000	Nabors Industries, Inc. 4.625%, 9/15/2021	106,628
	Peabody Energy Corp.
38,000	6.000%, 11/15/2018	6,080
40,000	6.250%, 11/15/2021[6]	6,400
150,000	Plains All American Pipeline LP / PAA Finance Corp. 2.600%, 12/15/2019[2]	149,837
		878,036
	FINANCIAL – 3.7%
200,000	Deutsche Bank A.G. 4.500%, 4/1/2025[3]	185,627
150,000	Morgan Stanley 4.875%, 11/1/2022	165,932
80,000	Ocwen Financial Corp. 6.625%, 5/15/2019[2]	56,600
35,000	Walter Investment Management Corp. 7.875%, 12/15/2021[2]	17,150
200,000	Wayne Merger Sub LLC 8.250%, 8/1/2023[2,5]	199,750
		625,059
	INDUSTRIAL – 3.0%
110,000	Air Medical Merger Sub Corp. 6.375%, 5/15/2023[2,5]	106,700
260,000	StandardAero Aviation Holdings, Inc. 10.000%, 7/15/2023[2,5,6]	270,400

Palmer Square Long/Short Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	INDUSTRIAL (Continued)
$130,000	WireCo WorldGroup, Inc. 9.500%, 5/15/2017[2]	$130,975
		508,075
	TECHNOLOGY – 3.1%
375,000	BMC Software Finance, Inc. 8.125%, 7/15/2021[2,5,6]	307,500
65,000	Cengage Learning, Inc. 9.500%, 6/15/2024[2,5]	68,331
135,000	Ensemble S Merger Sub, Inc. 9.000%, 9/30/2023[2,5,6]	138,544
		514,375
	TOTAL CORPORATE (Cost $5,628,543)	5,581,010

	U.S. GOVERNMENT – 5.9%
1,000,000	United States Treasury Bill 0.239%, 8/18/2016	999,917

	TOTAL U.S. GOVERNMENT (Cost $999,876)	999,917

	TOTAL BONDS (Cost $12,003,484)	11,891,432

Number of Shares

	COMMON STOCKS – 0.5%
	CONSUMER, CYCLICAL – 0.1%
1,600	Dana Holding Corp.	21,824

	CONSUMER, NON-CYCLICAL – 0.1%
675	Valeant Pharmaceuticals International, Inc.*3	15,052

	FINANCIAL – 0.3%
1,360	Communications Sales & Leasing, Inc. - REIT*	42,269

	TOTAL COMMON STOCKS (Cost $74,140)	79,145

	EXCHANGE-TRADED FUNDS – 0.9%
5,180	VanEck Vectors Oil Services ET	146,024

	TOTAL EXCHANGE-TRADED FUNDS (Cost $144,053)	146,024

Palmer Square Long/Short Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS – 0.2%
	PUT OPTIONS – 0.2%
	EQUITY – 0.2%
	Avis Budget Group
85	Exercise Price: $30.00, Expiration Date: August 19, 2016	$2,762
	CBL & Associates Properties, Inc.
115	Exercise Price: $10.00, Expiration Date: September 16, 2016	1,438
	Freeport-McMoRan, Inc.
220	Exercise Price: $2.00, Expiration Date: January 20, 2017	—
	Genworth Financial, Inc.
130	Exercise Price: $5.00, Expiration Date: January 20, 2017	29,380
	iShares iBoxx $High Yield Corporate Bond ETF
50	Exercise Price: $85.00, Expiration Date: August 19, 2016	3,500
	Masco Corp.
12	Exercise Price: $20.00, Expiration Date: January 20, 2017	—
	Men's Wearhouse, Inc.
31	Exercise Price: $8.00, Expiration Date: January 20, 2017	1,240
	Salesforce.com, Inc.
2	Exercise Price: $45.00, Expiration Date: August 19, 2016	—
	SPDR S&P 500 ETF Trust
25	Exercise Price: $213.00, Expiration Date: August 19, 2016	1,988
	Transocean Ltd.
58	Exercise Price: $9.00, Expiration Date: August 19, 2016	522
31	Exercise Price: $8.00, Expiration Date: January 20, 2017	2,170
	WP Glimcher, Inc.
325	Exercise Price: $7.50, Expiration Date: October 21, 2016	—
		43,000
	TOTAL PUT OPTIONS (Cost $83,821)	43,000

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $83,821)	43,000

Number of Shares

	SHORT-TERM INVESTMENTS – 2.5%
427,475	Fidelity Institutional Money Market Funds - Treasury Portfolio - Class I, 0.202%[6,7]	427,475

	TOTAL SHORT-TERM INVESTMENTS (Cost $427,475)	427,475

	TOTAL INVESTMENTS – 83.4% (Cost $14,232,189)	14,086,518

Palmer Square Long/Short Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

Value

Other Assets in Excess of Liabilities – 16.6%	$2,805,207

TOTAL NET ASSETS – 100.0%	$16,891,725

Principal Amount

	SECURITIES SOLD SHORT – (23.9)%
	BONDS – (23.9)%
	CORPORATE – (23.9)%
	BASIC MATERIALS – (1.8)%
$(165,000)	AK Steel Corp. 7.625%, 10/1/2021[2]	(160,875)
(165,000)	Freeport-McMoRan, Inc. 4.550%, 11/14/2024[2]	(142,313)
		(303,188)
	COMMUNICATIONS – (4.1)%
(275,000)	CenturyLink, Inc. 5.625%, 4/1/2025[2]	(261,698)
(400,000)	Viacom, Inc. 4.250%, 9/1/2023[2]	(425,666)
		(687,364)
	CONSUMER, CYCLICAL – (5.8)%
(410,000)	American Axle & Manufacturing, Inc. 6.250%, 3/15/2021[2]	(429,475)
(200,000)	Dana Holding Corp. 5.500%, 12/15/2024[2]	(203,750)
(250,000)	Fiat Chrysler Automobiles N.V. 5.250%, 4/15/2023[3]	(253,438)
(100,000)	Scientific Games Corp. 8.125%, 9/15/2018[2]	(100,000)
		(986,663)
	CONSUMER, NON-CYCLICAL – (5.6)%
(200,000)	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.250%, 3/15/2025[2,5]	(189,250)
(115,000)	Immucor, Inc. 11.125%, 8/15/2019[2]	(106,375)
(200,000)	Mallinckrodt International Finance S.A. 4.750%, 4/15/2023[3]	(176,000)
(165,000)	Mylan N.V. 3.950%, 6/15/2026[2,3,5]	(173,324)
(105,000)	Quorum Health Corp. 11.625%, 4/15/2023[2,5]	(107,100)
(200,000)	Select Medical Corp. 6.375%, 6/1/2021[2]	(198,876)
		(950,925)

Palmer Square Long/Short Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

Principal Amount		Value

	SECURITIES SOLD SHORT (Continued)
	BONDS (Continued)
	CORPORATE (Continued)
	ENERGY – (1.7)%
$(300,000)	Oasis Petroleum, Inc. 7.250%, 2/1/2019[2]	$(282,750)

	FINANCIAL – (1.9)%
(200,000)	Deutsche Bank A.G. 6.250%, 5/29/2049[1,2,3]	(162,720)
	Genworth Holdings, Inc.
(80,000)	6.515%, 5/22/2018	(80,500)
(80,000)	7.700%, 6/15/2020	(72,200)
		(315,420)
	TECHNOLOGY – (3.0)%
(270,000)	Boxer Parent Co., Inc. 9.000%, 10/15/2019[2,5]	(229,500)
(275,000)	First Data Corp. 7.000%, 12/1/2023[2,5]	(284,281)
		(513,781)
	TOTAL CORPORATE (Proceeds $3,905,207)	(4,040,091)

	TOTAL BONDS (Proceeds $3,905,207)	(4,040,091)

	TOTAL SECURITIES SOLD SHORT (Proceeds $3,905,207)	$(4,040,091)

Number of Contracts

	WRITTEN OPTIONS CONTRACTS – 0.0%
	PUT OPTIONS – 0.0%
	EQUITY – 0.0%
	Freeport-McMoRan, Inc.
(440)	Exercise Price: $1.00, Expiration Date: January 21, 2017	—

	TOTAL PUT OPTIONS (Proceeds $9,221)	—

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $9,221)	$—

LP – Limited Partnership
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Variable, floating or step rate security.
[2]	Callable.

Palmer Square Long/Short Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

[3]	Foreign security denominated in U.S. Dollars.
[4]	Security is in default.
[5]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $6,722,748.
[6]	All or a portion of this security is segregated as collateral for securities sold short.
[7]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Palmer Square Long/Short Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

SWAP CONTRACTS
CREDIT DEFAULT SWAP CONTRACTS

	Pay/(a)
	Receive				Premium	Unrealized
Counterparty/	Fixed	Fixed	Expiration	Notional	Paid	Appreciation/
Reference Entity	Rate	Rate	Date	Amount	(Received)	(Depreciation)
J.P. Morgan
American Axle & Manufacturing Holdings, Inc.	Pay	5.00%	6/20/21	$325,000	$(24,655)	$(10,435)
Ford Motor Co.	Pay	5.00%	6/20/21	325,000	(54,321)	(1,871)
General Motors Co.	Pay	5.00%	6/20/21	325,000	(46,794)	(3,800)
Goodyear Tire & Rubber Co.	Pay	5.00%	9/20/20	125,000	(19,065)	675
United States Steel Corp.	Pay	5.00%	6/20/21	165,000	28,875	(16,067)
TOTAL CREDIT DEFAULT SWAP CONTRACTS					$(115,960)	$(31,498)

TOTAL RETURN SWAP CONTRACTS

		Pay/Receive Total Return			Premium	Unrealized
Counterparty/	Notional	Reference	Financing	Termination	Paid	Appreciation/
Reference Entity	Amount(b)	Entity	Rate	Date	(Received)	(Depreciation)
The Bank of Nova Scotia
Loan Funding I, Ltd. - OTC(c)	$3,221,994	Receive	1-Month USD- LIBOR-ICE + 1.15%	7/15/17	$-	$(2,173)
TOTAL TOTAL RETURN SWAP CONTRACTS					$-	$(2,173)

(a)	If Palmer Square Long/Short Credit Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument. If Palmer Square Long/Short Credit Fund is receiving a fixed rate, Palmer Square Long/Short Credit Fund acts as guarantor of the variable instrument.

(b)	The notional amount of a total return swap contract is the reference amount pursuant to which the counterparties make payments and is not a measure of the maximum risk of loss.

(c)	Loan Funding I, Ltd. consists of a portfolio of BBB to B- rated bank loans.

See accompanying Notes to Schedule of Investments.

Palmer Square Long/Short Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

FUTURES CONTRACTS

Number of					Unrealized
Contracts		Expiration	Value At	Value At	Appreciation
Long (Short)	Description	Date	Trade Date	July 31, 2016	(Depreciation)
(4)	2-Year U.S. Treasury Note (CBT)	September 2016	$(873,660)	$(876,000)	$(2,340)
(4)	5-Year U.S. Treasury Note (CBT)	September 2016	(480,304)	(488,063)	(7,759)
TOTAL FUTURES CONTRACTS			$(1,353,964)	$(1,364,063)	$(10,099)

See accompanying Notes to Schedule of Investments.

Palmer Square Long/Short Credit Fund
NOTES TO SCHEDULE OF INVESTMENTS
July 31, 2016 (Unaudited)

Note 1 – Organization
Palmer Square Long/Short Credit Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek absolute (positive) total returns over a complete market cycle. The Fund commenced investment operations on November 28, 2014, with two classes of shares, Class I and Class A.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the mean between the bid and official quotations at the close of the NYSE. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Palmer Square Long/Short Credit Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2016 (Unaudited)

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(d) Options Contracts
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contract.

(e) Total Return Swap Contracts
The Fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure and to manage exposure to specific sectors or industries and to gain exposure to specific markets/countries and to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability on the Statement of Assets and Liabilities. The Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The Fund’s maximum risk of loss from counterparty risk is the fair value of the contract.

Palmer Square Long/Short Credit Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2016 (Unaudited)

(f) Credit Default Swap Contracts
The Fund may enter into credit default swap agreements to hedge credit and market risk and to gain exposure on individual names and/or baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the Fund, as the protection seller, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund, as the protection buyer, is recorded as an asset on the Fund’s books. Periodic payments received or paid by the Fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

(g) Swaptions Contracts
An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Fund may write (sell) and purchase put and call swaptions. The Fund may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Fund is hedging its assets or its liabilities. The Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities the Fund anticipates purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in the Fund’s use of options.

Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Palmer Square Long/Short Credit Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2016 (Unaudited)

Note 3 – Federal Income Taxes
At July, 31 2016, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments, for federal income tax purposes were as follows:

Cost of investments	$14,266,238

Gross unrealized appreciation	$292,394
Gross unrealized depreciation	(472,114)
Net unrealized depreciation on investments	$(179,720)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Palmer Square Long/Short Credit Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2016 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2016, in valuing the Fund’s assets carried at fair value:

Assets	Level 1	Level 2	Level 3*	Total
Investments
Bank Loans	$-	$1,499,442	$-	$1,499,442
Bonds**	-	11,891,432	-	11,891,432
Common Stocks**	79,145	-	-	79,145
Exchange-Traded Funds	146,024	-	-	146,024
Purchased Options Contracts	1,960	41,040	-	43,000
Short-Term Investments	427,475	-	-	427,475
Total Investments	654,604	13,431,914	-	14,086,518
Other Financial Instruments***
Credit Default Swap Contracts	-	675	-	675
Total Assets	$654,604	$13,432,589	$-	$14,087,193

Liabilities
Securities Sold Short
Bonds**	$-	$4,040,091	$-	$4,040,091
Other Financial Instruments***
Total Return Swap Contracts	-	2,173	-	2,173
Credit Default Swap Contracts	-	32,173	-	32,173
Futures Contracts	10,999	-	-	10,999
Total Liabilities	$10,999	$4,074,437	$-	$4,085,436

*	The Fund did not hold any Level 3 securities at period end.
**	All bonds held in the Fund are Level 2 securities and all common stocks in the Fund are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.
***	Other financial instruments are derivative instruments, such as swap contracts and swaptions contracts. Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	9/29/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	9/29/16

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	9/29/16